Related Party Transactions - Summary of Executive Directors Remuneration (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Abstract]
Executive directors salary	£ 2,034	£ 1,984	£ 1,935
Executive directors benefits	99	101	99
Executive directors annual incentive	2,623	3,038	3,033
Executive directors cost of share based remuneration	595	7,343	7,003
Executive directors cost of pension provision	687	725	741
Total executive directors	£ 6,038	£ 13,191	£ 12,811